Leases - Maturities of Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Maturities of operating lease liabilities
2022	$ 173	$ 283
Total lease payments	260	283
Less: imputed interest	5	4
Total lease liabilities	$ 255	$ 279
Weighted-average remaining lease term at end of period (in years)	8 months 12 days	4 months 24 days
Weighted-average discount rate at end of period	5.10%	5.10%